29. EMPLOYEE BENEFIT PLANS (Details 1) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	CAD 40,065	CAD 36,718
Pension plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	16,169	14,330
Other post-employment benefit plans [Member]
Disclosure of defined benefit plans [line items]
Accrued benefit liabilities	CAD 23,896	CAD 22,388